SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Supplemental Disclosure To Statements Of Cash Flows
SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS

12.  Supplemental Disclosure to Statements of Cash Flows

The following are supplemental disclosures to the statements of cash flows for the nine months ended July 31, 2013 and 2012:

	2013	2012
Cash paid during the period for:
Interest	$782,691	$891,467
Income taxes	$24,200	$56,700

Non cash operating activities:

Reclassification of assets from land improvements, buildings and equipment, net to long-lived assets held for sale	$220,887	$11,741

Reclassification of assets from land held for investment to long-lived assets held for sale	$248,922	$0

Reclassification of assets from long-lived assets held for sale to land improvements, buildings and equipment	$0	$388,526

Reclassification of assets from land and land development costs to long-lived assets held for sale	$957,625	$0

Reclassification to land improvements, buildings and equipment due to abandonment of sewer line	($515,631)	$0

Reclassification to deferred income due to abandonment of sewer line	$515,631	$0

20.  SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS

Supplemental disclosures of cash flow information:

	10/31/12	10/31/11	10/31/10
Cash:
Interest paid	$1,155,460	$1,713,780	$1,677,388
Income taxes paid	$75,840	$36,591	$209,727

Non cash:
Reclassification of assets from land and land development costs to land improvements, buildings and equipment, net	$0	$0	$460,966
Reclassification of assets from land held for investment to land and land development costs	$0	$0	$127,808
Reclassification of assets from land and land development costs to long-lived assets held for sale	$263,718	$675,490	$1,475,283
Reclassification of assets from land improvements, buildings and equipment, net to long-lived assets held for sale	$262,839	$0	$0

   Pension liability and accumulated other comprehensive loss was increased (decreased) by $674,858 and ($674,858) in 2012, by $568,881 and ($568,881) in 2011 and by ($369,444) and $369,444 in 2010 resulting from the changes in the funded status, the prior service cost and the net actuarial loss.